LOANS AND ADVANCES - Additional information (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances
Stock-pledged loans, Gross	$ 49,799,748	$ 32,593,304
Allowance for credit losses	85,252	45,949
Asset Pledged as Collateral
Loans And Advances
Allowance for credit losses	0	5,000
Other advances
Loans And Advances
Stock-pledged loans, Gross	1,966,383	1,971,848
Other advances | Asset Pledged as Collateral
Loans And Advances
Stock-pledged loans, Gross	$ 1,907,250	$ 1,912,570